Fair values of financial assets and liabilities- Schedule of Movements in Level 3 Financial Assets Portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Exchange and other adjustments		£ (34)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	£ 42	21	£ 72
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	11,003	10,855	12,387
Exchange and other adjustments	13		1
Gains (losses) recognised in the income statement within other income	61		1
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	42		74
Purchases/increases to customer loans	145		341
Sales/repayments of customer loans	(488)		(1,946)
Transfers into the level 3 portfolio	13		32
Transfers out of the level 3 portfolio	(133)		(35)
Balance at end of period	10,656	11,003	10,855
Level 3 | Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	9,889	10,147	11,681
Exchange and other adjustments	(1)		2
Gains (losses) recognised in the income statement within other income	213		55
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0		0
Purchases/increases to customer loans	137		335
Sales/repayments of customer loans	(482)		(1,923)
Transfers into the level 3 portfolio	12		32
Transfers out of the level 3 portfolio	(68)		(35)
Balance at end of period	9,700	9,889	10,147
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	120		54
Level 3 | Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	373	356	284
Exchange and other adjustments	2		(1)
Gains (losses) recognised in the income statement within other income	2		0
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	42		74
Purchases/increases to customer loans	0		0
Sales/repayments of customer loans	(2)		(1)
Transfers into the level 3 portfolio	0		0
Transfers out of the level 3 portfolio	0		0
Balance at end of period	417	373	356
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	3		0
Level 3 | Derivative assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	741	352	422
Exchange and other adjustments	12		0
Gains (losses) recognised in the income statement within other income	(154)		(54)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0
Purchases/increases to customer loans	8		6
Sales/repayments of customer loans	(4)		(22)
Transfers into the level 3 portfolio	1		0
Transfers out of the level 3 portfolio	(65)		0
Balance at end of period	539	£ 741	352
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	(124)		(41)
Level 3 | Financial assets carried at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	£ (1)		£ 13